Income taxes - Capital Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Non-capital tax losses	$ 1,062,392
2029
Statement Line Items [Line Items]
Non-capital tax losses	10,655
Thereafter
Statement Line Items [Line Items]
Non-capital tax losses	1,051,737
Canada
Statement Line Items [Line Items]
Non-capital tax losses	779,953
Canada | 2029
Statement Line Items [Line Items]
Non-capital tax losses	9,746
Canada | Thereafter
Statement Line Items [Line Items]
Non-capital tax losses	770,207
United States
Statement Line Items [Line Items]
Non-capital tax losses	282,439
United States | 2029
Statement Line Items [Line Items]
Non-capital tax losses	909
United States | Thereafter
Statement Line Items [Line Items]
Non-capital tax losses	$ 281,530